Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Putnam ESG High Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam ESG High Yield ETF (NAV)
Average Annual Return, Percent	8.16%	7.43%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	8.02%	2.87%
JPMorgan Developed High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Average Annual Return, Percent	8.09%	8.35%